Shareholders' equity (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Interest on shareholders equity	R$ 2,000,000
Other equity interest [member]
IfrsStatementLineItems [Line Items]
Appproval date	Jun. 09, 2021
Payment date	Jul. 20, 2021
Interest on shareholders equity	R$ 350,000
Other Equity Interest One [Member]
IfrsStatementLineItems [Line Items]
Appproval date	Sep. 24, 2021
Payment date	Oct. 27, 2021
Interest on shareholders equity	R$ 137,500
Other Equity Interest Two [Member]
IfrsStatementLineItems [Line Items]
Appproval date	Dec. 15, 2021
Payment date	Jan. 25, 2022
Interest on shareholders equity	R$ 560,000
Other Equity Interest Three [Member]
IfrsStatementLineItems [Line Items]
Interest on shareholders equity	R$ 1,047,500
Other Equity Interest Four [Member]
IfrsStatementLineItems [Line Items]
Appproval date	Mar. 22, 2022
Payment date	Apr. 27, 2022
Interest on shareholders equity	R$ 195,000
Other Equity Interest Five [Member]
IfrsStatementLineItems [Line Items]
Appproval date	Jun. 15, 2022
Payment date	Jul. 20, 2022
Interest on shareholders equity	R$ 270,000
Other Equity Interest Six [Member]
IfrsStatementLineItems [Line Items]
Appproval date	Sep. 12, 2022
Payment date	Oct. 31, 2022
Interest on shareholders equity	R$ 235,000
Other Equity Interest Seven [Member]
IfrsStatementLineItems [Line Items]
Appproval date	Sep. 12, 2022
Payment date	Jan. 24, 2023
Interest on shareholders equity	R$ 245,000
Other Equity Interest Eight [Member]
IfrsStatementLineItems [Line Items]
Appproval date	Dec. 12, 2022
Payment date	Jan. 24, 2023
Interest on shareholders equity	R$ 455,000
Other Equity Interest Nine [Member]
IfrsStatementLineItems [Line Items]
Appproval date	Feb. 09, 2023
Payment date	Apr. 18, 2023
Interest on shareholders equity	R$ 600,000